Other liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Other liabilities [Abstract]
Other liabilities
2024 2023
Deferred sales [notes 18, 31] $ 106,569 $ 45,372
Derivatives [note 26] 143,609 22,344
Accrued pension and post-retirement benefit liability [note 25] 78,674 77,002
Lease obligation 9,839 10,816
Product loan (a) 177,623 166,052
Sales contracts 4,304 6,314
Other 64,699 64,064
585,317 391,964
Less: current portion (221,820) (48,544)
Net $ 363,497 $ 343,420
(a) The Company has standby product loan facilities with various counterparties. The arrangements allow it to borrow up to
1,768,000

kgU of UF
6

conversion services and
4,940,000

pounds of U
3
O
8

by September 30, 2027 with repayment in kind up to
December 31, 2027 . Under the facilities, standby fees of up to 1.5 % are payable based on the market value of the facilities and interest is payable on the market value of any amounts drawn at rates ranging from 0.5 % to 3.0%. At December 31, 2024, we have 1,567,000

kgU of UF
6

conversion services (December 31, 2023 -
1,777,000

kgU) drawn on the loans with repayment
in the following years:

Standby product loan facilities with various counterparties	2025 2026 Total kgU of UF 6 318,000 1,249,000 1,567,000 2025 2026 Total lbs of U 3 O 8 630,000 1,876,000 2,506,000